Legal Reserve (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Reserves Within Equity Text Block Abstract
Percentage of legal reserve	5.00%
Dividend distribution percentage	10.00%
Legal reserve	$223,500
Legal reserve (in Dollars)		$ 223,500
Percentage of General reserve	10.00%
Percentage of capital reserve	50.00%